COMMON STOCK AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of warrants	The Company had the following warrants outstanding at September 30, 2018.
Grant date	Warrants	Weighted Average Exercise Price (C$)	Expiry
November 23, 2016	600,000	0.50	October 31, 2018
	600,000